Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans
Employer's contribution	$ 1.2	$ 0.7	$ 0.5